Operating Leases	12 Months Ended
Dec. 31, 2023
Operating Leases
Operating Leases
8	Operating Leases

Leases are classified as operating leases or finance leases in accordance with ASC842. The Group has operating leases for office space that the Group utilizes under lease arrangements. For leases with terms greater than 12 months, the Group records the related assets and lease liability at the present value of lease payments over the terms. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

The components of lease expense for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	US$	US$	US$
Operating lease cost	263	662	637
Lease cost for leases with terms less than one year	—	37	261
Total lease cost	263	699	898

For the year ended December 31, 2021, 2022 and 2023, there is no variable lease cost and sublease income recognized in the consolidated financial statements of the Group.

Maturities of lease liabilities were as follows:

As of December 31,
2023
US$
2024	644
2025	44
2026	—
2027	—
2028 and thereafter	—
Total undiscounted lease payments	688
Less: imputed interest	(57)
Total lease liabilities	631

8Operating Leases (Continued)

The following table provides a summary of the Group’s lease terms and discount rates as of December 31, 2022 and 2023:

	As of December 31,	As of December 31,
	2022	2023
Weighted average remaining lease term(years)	1.59	1.00

Weighted average discount rate(percentage)	4.75%	4.75%

Supplemental information related to the Group’s operating leases for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2022	2023
Cash paid for operating leases	1,424	466	865
Right-of-use assets obtained in exchange for operating lease liabilities	151	863	441